RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Loto Interactive Information Technology (Shenzhen) Limited*	—	—	10,401	1,494
	—	—	10,401	1,494

*     Loto Interactive Information Technology (Shenzhen) Limited ("Loto Interactive Shenzhen") is a subsidiary of Loto Interactive, one of the Company’s equity method investment company.

	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Interest from loan to Loto Interactive Information Technology (Shenzhen) Limited	—	—	218	31
Other operating income from management service provided to Loto Interactive Information Technology (Shenzhen) Limited	—	—	320	46
	—	—	538	77